Long Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions				12 Months Ended
	May 23, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Oct. 10, 2017 USD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Feb. 01, 2017 EUR (€)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	May 23, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Feb. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs				$ 8.9		$ 2.1
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Increase in principal amount of term facility										$ 111.0
Term facility principal amount										$ 900.0
Term facility maturity date				May 2025	May 2025	June 2023	June 2023
Reduction in cost of borrowing percentage	0.50%
Transaction costs	$ 8.9
LIBOR floor rate				0.00%	0.00%
Percentage of minimum repayment of borrowings				0.25%	0.25%
Repayment of borrowings				$ 5.9	$ 4.5
Outstanding nominal amount									$ 895.5			$ 789.0	$ 696.5
Term facility [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%				2.00%	2.00%
Term facility [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%				1.00%	1.00%
Term facility [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%				1.00%	1.00%
Amended term facility [member]
Disclosure of detailed information about borrowings [line items]
Term facility principal amount			$ 793.0
Term facility maturity date		June 2023	June 2023
Reduction in cost of borrowing percentage		0.50%	0.50%
Transaction costs		$ 2.1
LIBOR floor rate		0.00%	0.00%
Increased amount of borrowings			$ 100.0
Amended term facility [member] | June two thousand and twenty three [member]
Disclosure of detailed information about borrowings [line items]
Borrowings capacity increase in the future			$ 150.0
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €							€ 24.8	€ 21.6			€ 24.7
Term loans [member] | Austrian government programs [member
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount				$ 3.6		$ 12.5		€ 2.4			€ 8.3
Loan interest maturity description				Interest rates at Euribor three-months plus 1.00% and maturities between December 2022 and December 2023.	Interest rates at Euribor three-months plus 1.00% and maturities between December 2022 and December 2023.	Interest rates at 1.65% (1.90% starting in December 2021) or at Euribor three-months plus 1.00% and maturities between December 2021 and December 2028.